Disaggregated Revenues (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disaggregated Revenues [Abstract]
Schedule of Business Operations	The Company’s main business operations are to provide: (i) IVF treatment service; and (ii) surrogacy and ancillary caring services.
	Six months ended June 30,
Revenue from external customers	2024	2023
IVF treatment service	$2,380,576	$1,869,987
Surrogacy, ancillary caring and other services	306,326	268,635
Total revenues	$2,686,902	$2,138,622

The Company’s main business operations are to provide: (i) IVF treatment service; and (ii) surrogacy and ancillary caring services.
	For the year ended December 31,
Revenue from external customers	2023	2022	2021
IVF treatment service	$4,021,696	$2,819,163	$3,199,683
Surrogacy, ancillary caring and other services	1,114,457	3,125,027	918,437
Total revenues	$5,136,153	$5,944,190	$4,118,120

Schedule of Geographical Information	Geographical information
	Six months ended June 30,
Revenue from external customers originated from	2024	2023
HK SAR	$3,077	$—
Kyrgyzstan	1,267,983	1,426,592
Cambodia	306,326	270,655
Thailand	1,109,516	441,375
Total revenues	$2,686,902	$2,138,622
Geographical information
	December 31,
Revenue from external customers originated from	2023	2022	2021
HK SAR	$34,038	—	$—
Kyrgyzstan	3,123,593	5,060,973	3,110,483
Cambodia	621,619	377,608	313,737
Thailand	1,356,903	505,609	693,900
Total revenues	$5,136,153	5,944,190	$4,118,120

Schedule of Revenue Information above is Based on the Locations	The revenue information above is based on the locations where the revenue originated.
	June 30,	December 31,
Long-lived assets located at	2024	2023
HK SAR	$1,169	$584
Cambodia	132,627	137,472
Thailand	300,575	307,948
	$434,371	$446,004
The revenue information above is based on the locations where the revenue originated.
	December 31,
Long-lived assets located at	2023	2022	2021
HK SAR	$584	$—
Kyrgyzstan	—	22,513	20,835
Cambodia	137,472	229,085	332,799
Thailand	307,948	254,745	238,744
	$446,004	$506,343	592,378